Convertible Preferred Stock Warrants - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2014
Class of Warrant or Right [Line Items]
Debt instrument, percentage of share price					75.00%
Amount of unpaid principal percentage					25.00%
Warrants expiration period					10 years
Change in fair value of warrants recorded as other (income)expense	$ (73,000)	$ 318,000	$ 1,177,000	$ 895,000	$ 3,941,335	$ 105,320
Gain on fair value of preferred stock warrant liability					$ 967,234
Convertible preferred stock warrants, Number of shares underlying warrant						$ 1,464,877	$ 1,220,719
Issuance Date January 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants convert into common stock, exercise price						$ 21.60
Convertible preferred stock warrants, Number of shares underlying warrant						$ 42,444	2,911
2010 and 2012 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants, Number of shares underlying warrant						$ 1,422,433	$ 1,217,808
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Issuance Date January 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants convert into common stock, exercise price					$ 21.60
Convertible preferred stock warrants, Number of shares underlying warrant					$ 9,259
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Shares of common stock [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income)expense					$ 244,151
Debt conversion, warrants issued					523,867
Warrants convert into common stock, exercise price					$ 4.87
Series C Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Debt instrument, conversion price per share					$ 16.20